Restricted Cash - Additional Information (Detail) - Cara Therapeutics, Inc. $ in Thousands	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2023 ft²
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash that became unrestricted			$ 1,500	$ 408
Restricted cash, current assets	$ 0	$ 0			$ 408
Restricted cash, non-current	$ 0	0			1,500
Old Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets		$ 0			408
New Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Leased office space area | ft²						26,374
Restricted cash, non-current					$ 1,500
Restricted cash that became unrestricted			$ 1,500